FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2020
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET [Abstract]
Flight Equipment Held for Operating Lease
Flight equipment held for operating lease, net, consists of the following (dollars in thousands):

	June 30, 2020	December 31, 2019
Cost	$3,409,383	$3,334,996
Accumulated depreciation	(678,434)	(614,996)
Flight equipment held for operating lease, net	$2,730,949	$2,720,000

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	June 30, 2020		December 31, 2019
Europe:
Spain	$157,963	6%	$161,474	6%
United Kingdom	49,975	2%	52,212	2%
Other	257,500	9%	259,176	9%
Europe — Total	465,438	17%	472,862	17%

Asia and South Pacific:
India	459,244	17%	542,312	20%
Malaysia	398,668	15%	406,777	15%
Philippines	260,168	10%	264,814	10%
Indonesia	215,956	8%	220,304	8%
China	164,381	6%	168,703	6%
Other	111,596	3%	113,713	4%
Asia and South Pacific — Total	1,610,013	59%	1,716,623	63%

Mexico, South and Central America — Total	36,313	1%	37,618	1%

North America — Total	92,876	3%	95,910	4%

Middle East and Africa:
Ethiopia	298,124	11%	303,057	11%
Other	93,707	4%	51,815	2%
Middle East and Africa — Total	391,831	15%	354,872	13%
Off-lease — Total	134,478	5%	42,115	2%
Total flight equipment held for operating lease, net	$2,730,949	100%	$2,720,000	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the three months ended June 30, 2020 and 2019 is as follows (dollars in thousands):

	Three months ended		Three months ended
	June 30, 2020		June 30, 2019
Europe:
Spain	$4,340	5%	$4,345	3%
United Kingdom	1,942	2%	9,884	8%
Other	7,356	10%	8,789	7%
Europe — Total	13,638	17%	23,018	18%

Asia and South Pacific:
India	14,531	18%	44,246	34%
Malaysia	13,921	18%	13,256	10%
Philippines	8,104	10%	8,599	7%
Indonesia	6,759	9%	8,562	7%
China	4,291	5%	7,500	6%
Other	3,215	4%	5,720	4%
Asia and South Pacific — Total	50,821	64%	87,883	68%

Mexico, South and Central America — Total	1,004	1%	1,776	1%

North America — Total	3,355	4%	5,645	5%

Middle East and Africa:
Ethiopia	7,505	10%	7,505	6%
Other	2,794	4%	2,796	2%
Middle East and Africa — Total	10,299	14%	10,301	8%
Total Operating Lease Revenue	$79,117	100%	$128,623	100%

The distribution of operating lease revenue by geographic region for the six months ended June 30, 2020 and 2019 is as follows (dollars in thousands):

	Six months ended		Six months ended
	June 30, 2020		June 30, 2019
Europe:
Spain	$8,686	5%	$8,689	4%
United Kingdom	3,885	2%	19,313	8%
Other	14,914	10%	17,758	8%
Europe — Total	27,485	17%	45,760	20%

Asia and South Pacific:
India	33,754	20%	65,355	28%
Malaysia	28,145	17%	27,132	12%
Philippines	16,412	10%	17,299	7%
Indonesia	13,529	8%	18,555	8%
China	9,941	6%	12,571	5%
Other	6,657	4%	11,962	5%
Asia and South Pacific — Total	108,438	65%	152,874	65%

Mexico, South and Central America — Total	1,964	1%	3,356	1%

North America — Total	6,981	4%	11,282	5%

Middle East and Africa:
Ethiopia	15,009	9%	15,009	6%
Other	6,680	4%	5,594	3%
Middle East and Africa — Total	21,689	13%	20,603	9%
Total Operating Lease Revenue	$166,557	100%	$233,875	100%

Operating Lease Revenue
Total operating lease revenue for the three and six months ended June 30, 2020 and 2019 includes the following (dollars in thousands):

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(Dollars in thousands)
Operating lease revenue:
Operating lease rental revenue	$79,843	$101,108	$165,378	$206,436
End of lease income	227	28,823	2,654	30,387
Amortization of lease incentives	(703)	(1,319)	(1,317)	(2,951)
Amortization of lease premium, discounts and other	(250)	11	(158)	3
Total operating lease revenue	$79,117	$128,623	$166,557	$233,875

Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases
For the three months ended June 30, 2020, the Company recognized $79.8 million of operating lease rental revenue, $15.5 million of which was from leases with variable rates. For the six months ended June 30, 2020, the Company recognized $165.4 million of operating lease rental revenue, $31.6 million of which was from leases with variable rates. Variable rates are rents that reset based on changes in LIBOR. Presented below are the contracted future minimum rental payments, inclusive of rent deferrals, due under non-cancellable operating leases for flight equipment held for operating lease, as of June 30, 2020. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of June 30, 2020 is held constant for the duration of the lease.

(Dollars in thousands)
July 1 through December 31, 2020	$172,189
Year ending December 31,
2021	287,877
2022	238,809
2023	194,193
2024	178,759
2025	163,346
Thereafter	287,185
Future minimum rental payments under operating leases	$1,522,358

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease as of December 31, 2019. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of December 31, 2019 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2020	$321,993
2021	288,459
2022	244,007
2023	201,380
2024	186,707
Thereafter	480,878
Future minimum rental payments under operating leases	$1,723,424